Other Receivables and Prepayment	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER RECEIVABLES AND PREPAYMENT

NOTE 6 – OTHER RECEIVABLES AND PREPAYMENT

At December 31, 2021 and 2020, other receivables and prepayment consisted of the following:

	December 31, 2021	December 31, 2020
Current
Advances to suppliers	$1,198,006	$670,027
VAT recoverable (1)	862,488	701,670
Advances to business partners	25,537,541	7,349,481
Others	156,846	3,309,149
Other receivable from investors	5,361,360	-
	33,116,241	12,030,327
Less: allowance for expected credit losses	(6,664,197)	(4,033,949)
	$26,452,044	$7,996,378
Non-current
Loans to employees	22,104	47,196
Partial payment for the acquisition of a subsidiary (3)	-	60,248,460
Advances to third party business partners (2)	-	2,498,352
Deposit for equity investment (4)	6,435,734	306,546
Loan to minority shareholders (5)	7,861,502	3,041,037
Other	458,482	493,950
	14,777,822	66,635,541
Less: allowance for expected credit losses	(6,632,163)	(5,257,121)
	$8,145,659	61,378,420

(1)	The balance of advanced VAT represents input VAT available for deducting the amount of VAT paid in the future.

(2)	Business partners mostly include suppliers. In 2020, the advance to a third party business partner is unsecured, bears interest at 3% per annum and is repayable in July 2022.

(3)	On August 28, 2019, the Company entered into a Share Purchase Agreement, pursuant to which the Company will acquire 100% of the equity interests of Saleya Holdings Limited (“Saleya”) from Saleya’s shareholders for an aggregate purchase price of approximately $120 million. As of December 31, 2020, $35,150,770 of cash payment has been made, 2,708,498 of ordinary shares were issued at USD7.00 per share, amounting to $18,959,486 and 1,500,310 of series B preferred shares were issued at USD4.09 per share, amounting to $6,138,204. The acquisition was completed on March 17, 2021.

(4)

In 2020, deposit for equity investment represents an investment in Nanjing Antong Meteorological Data Co., Ltd. and Nanjing Weida Electronic Technology Co., Ltd.

In 2021, deposit for equity investment represents an investment in Dinoplus Ai Holdings Limited, PICOAI US INC and Beyond Net Service Limited.

(5)	The minority shareholders pledged their shares in LKCO for the interest-free loans which are repayable in 2023.

During the years ended December 31, 2021, 2020 and 2019, allowance for expected credit losses amounted to $5,013,984, $9,138,995 and $312,552, respectively and was recorded in general and administrative expenses.